Research and development (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Research And Development Expense [Abstract]
Disclosure of detailed information about research and development expense [Table Text Block]
	2021 $	2020 $

Salaries and benefits (note 9)	1,602,709	1,317,920
Laboratory operation	305,135	290,336
Amortization of property and equipment	225,180	72,187
Rent	108,346	87,720
Analyses and testing	62,874	55,740
Travel and meals	—	16,554
Gross research and development expenses	2,304,244	1,840,457
Allocated to deferred development costs	(1,163,856)	(655,132)
Allocated to inventory production	(726,383)	(463,474)

Net research and development expenses	414,005	721,851